Note 6 - Stock-based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2022	2021
Weighted average risk-free interest rates	3.54%	1.43%
Expected dividend yield	0.0%	0.0%
Expected life of option (in yrs)	7.0	7.0
Expected volatility	160.0%	84.8%

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	2022	2021
Stock options:
Research and development	$225,031	$96,814
General and administrative	548,346	172,613
Total stock option expense	773,377	269,427
Stock awards (consultants):
General and administrative	128,697	100,560
Total stock-based compensation expense	$902,074	$369,987